Subsequent Events (Details) - USD ($)		1 Months Ended		6 Months Ended
	Mar. 01, 2021	Jul. 31, 2021	Jul. 24, 2020	Jun. 30, 2021	Apr. 15, 2021	Jan. 25, 2021
Subsequent Events (Details) [Line Items]
Deferred underwriting fee			$ 12,100,000	$ 6,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deferred underwriting fee		$ 6,037,500
Vicarious Surgical US Inc. [Member]
Subsequent Events (Details) [Line Items]
Proceeds term loan	$ 1,500,000
Vicarious Surgical US Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Transaction payable					$ 1,000,000,000
Rental payments						$ 10,200,000